Principal changes in the scope of consolidation in 2023 - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)		May 30, 2024 USD ($) $ / shares	Sep. 29, 2023 EUR (€)	Sep. 29, 2023 USD ($)	Apr. 27, 2023 USD ($)	Mar. 13, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition | €	[1]	€ 1,901		€ 2,535	[2]		€ 987	[2]
Goodwill, tax deductible period				15 years		15 years
Other intangible assets | €		€ 22,629		€ 24,319			€ 21,640
Assets Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value									$ 2,035.0
Net cash flow on acquisition			$ 2,035.0
Other intangible assets									$ 1,885.0
Cash payment per non-transferable contingent value right (in USD per share) | $ / shares									$ 5.00
Contingent consideration recognised as of acquisition date									$ 300.0
Provention Bio, Inc
Disclosure of detailed information about business combination [line items]
Purchase price per share (in euro/usd per share) | $ / shares													$ 25
Cash transferred													$ 2,800.0
Equity interest in acquiree held before acquisition date													$ 68.0
Consideration transferred, acquisition-date fair value												$ 2,806.0
Net cash flow on acquisition						$ 2,722.0
Other intangible assets												$ 2,810.0
QRIB Intermediate Holding
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										€ 1,343	$ 1,419.0
Identifiable intangible assets recognised as of acquisition date | €										774
Goodwill recognised as of acquisition date | €										€ 484

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1..1). For 2023, it includes the net cash outflow on the acquisitions of
Provention Bio (see Note D.1.). For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.1.)

[2]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).